ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	$ 4,115	$ 3,023
Payroll related liabilities	23	22
Other accrued liabilities	5	5
Total accounts payable and accrued liabilities	$ 4,143	$ 3,050